Annual Total Returns- Invesco Government and Agency Portfolio (Corporate) [BarChart] - Corporate - Invesco Government and Agency Portfolio - Corporate Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.03%	0.02%	0.01%	0.05%	0.25%	0.76%	1.72%	2.07%	0.36%